PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)
Other receivable	$ 167,748	$ 234,710
Prepaid expenses and other	251,965	104,550
Subtotal	419,713	339,260
Allowance for doubtful accounts	0	0
Prepaid expenses and other current assets, net	$ 419,713	$ 339,260